Commonwealth Australia/New Zealand Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
COMMON STOCKS ( 99.64% ) Shares Fair Value
Australia ( 39.36% )
Biotech ( 4.17% )
CSL Ltd. 2,500 $ 507,364
Containers & Packaging ( 3.88% )
Brambles Ltd. 46,216 471,117
Diversified Banks ( 1.71% )
Macquarie Group Ltd. 1,509 207,659
Environmental & Facilities Services ( 1.89% )
Cleanaway Waste Management Ltd. 124,496 230,118
Gas Utilities ( 1.76% )
APA Group 41,282 213,953
Health Care Facilities ( 0.95% )
Ramsay Health Care Ltd. 3,778 115,044
Health Care Services ( 3.93% )
Sonic Healthcare Ltd. 26,382 478,085
Integrated Electric Utilities ( 3.71% )
Origin Energy Ltd. 65,776 451,282
Internet Media & Services ( 2.74% )
Webjet Ltd.
(a)
57,000 333,419
Logistics Services ( 3.16% )
Qube Holdings Ltd. 153,645 384,726
Medical Devices ( 3.25% )
Cochlear Ltd. 1,750 395,389
Mineral & Precious Stone Mining ( 1.23% )
Lynas Rare Earth Ltd. - ADR
(a)
37,000 149,480
P&C Insurance ( 1.60% )
QBE Insurance Group Ltd. 16,434 193,938
Retail REITs ( 1.06% )
Scentre Group Ltd. 56,509 128,854
Transport Operations & Services ( 1.08% )
Transurban Group 15,331 130,820
Wireless Telecommunications ( 3.24% )
Telstra Corp. Ltd. 152,493 394,049
Total Australia 4,785,297
New Zealand ( 60.28% )
Alcoholic Beverages ( 0.53% )
Delegat Group Ltd. 21,456 64,764
Building Materials ( 0.77% )
Fletcher Building Ltd. 50,000 93,238

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS (99.64%) - (continued) Shares Fair Value
New Zealand ( 60.28%)
Courier Services ( 4.62% )
Freightways Ltd. 103,540 $ 561,255
Flow Control Equipment ( 3.27% )
Skellerup Holdings Ltd. 150,000 398,044
Food & Drug Stores ( 0.78% )
Green Cross Health Ltd. 181,796 95,273
Health Care Facilities ( 4.06% )
Oceania Healthcare Ltd.
(a)
457,544 212,528
Ryman Healthcare Ltd.
(a)
103,800 280,722
493,250
Health Care Supply Chain ( 0.69% )
AFT Pharmaceuticals Ltd. 46,000 84,055
Home Products Stores ( 3.95% )
Briscoe Group Ltd. 183,520 480,496
Life Science & Diagnostics ( 0.35% )
Pacific Edge Ltd.
(a)
800,000 42,878
Lodging ( 2.57% )
Millennium & Copthorne Hotels New Zealand Ltd. 300,000 313,029
Logistics Services ( 7.31% )
Mainfreight Ltd. 20,000 888,341
Measurement Instruments ( 2.86% )
ikeGPS Group Ltd.
(a)
831,366 347,641
Medical Devices ( 0.49% )
Aroa Biosurgery Ltd.
(a)
145,000 59,743
Multi Asset Class Owners & Developers ( 1.36% )
Marsden Maritime Holdings Ltd. 81,425 165,639
Other Specialty Retail - Discretionary ( 0.19% )
Comvita Ltd. 35,694 23,373
P&C Insurance ( 1.65% )
Tower Ltd. 300,000 200,278
Packaged Food ( 1.22% )
Sanford Ltd. 60,000 148,267
Power Generation ( 11.06% )
Infratil Ltd. 208,975 1,343,191
Transport Operations & Services ( 12.55% )
Port of Tauranga Ltd. 55,000 180,919
South Port New Zealand Ltd. 376,010 1,345,070
1,525,989
Total New Zealand 7,328,744

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS (99.64%) - (continued) Shares Fair Value
Total Common Stocks (Cost $7,488,971) $ 12,114,041
MONEY MARKET FUNDS ( 1.04% )
Federated Hermes Government Obligations Fund, Institutional
Class, 5.19%
(b)
126,441 126,441
Total Money Market Funds (Cost $126,441) 126,441
Total Investments — (100.68%)
    (Cost $7,615,412) 12,240,482
Liabilities in Excess of Other Assets (-0.68%) (82,816)
NET ASSETS — 100.00% $ 12,157,666
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Africa Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
COMMON STOCKS ( 95.23% ) Shares Fair Value
Egypt ( 2.05% )
Banks ( 1.55% )
Commercial International Bank Egypt SAE - GDR 34,571 $ 56,973
Other Commercial Support Services ( 0.50% )
Integrated Diagnostics Holdings PLC
(a)
59,000 18,290
Total Egypt 75,263
South Africa ( 89.11% )
Agricultural Producers ( 3.88% )
Astral Foods Ltd.
(a)
7,000 66,274
Oceana Group Ltd. 20,000 76,725
142,999
Automotive Retailers ( 5.90% )
Barloworld Ltd. 7,900 40,323
Bidvest Group Ltd. 7,500 112,580
Motus Holdings Ltd. 11,400 64,630
217,533
Banks ( 21.13% )
Capitec Bank Holdings Ltd. 3,000 467,205
FirstRand Ltd. 23,200 104,086
Nedbank Group Ltd. 6,000 91,616
Standard Bank Group Ltd. - ADR 9,400 116,560
779,467
Basic & Diversified Chemicals ( 0.87% )
Sasol Ltd. - ADR 4,000 32,240
Building Construction ( 2.65% )
Wilson Bayly Holmes-Ovcon Ltd. 9,900 97,856
Coal Mining ( 1.82% )
Exxaro Resources Ltd. 6,300 67,417
Consumer Elec & Applc Whslrs ( 1.86% )
DataTec Ltd. 35,034 68,739
Food & Beverage Wholesalers ( 3.15% )
Bid Corp. Ltd. 4,667 116,175
Food & Drug Stores ( 4.10% )
Shoprite Holdings Ltd. - ADR 9,000 150,840
Institutional Brokerage ( 1.09% )
Coronation Fund Managers Ltd. 19,500 40,038
Internet Media & Services ( 5.46% )
Naspers Ltd., N Shares 1,040 201,154
Life & Health Insurance ( 2.88% )
Momentum Metropolitan Holdings 72,000 106,041
Life Insurance ( 4.07% )
Clientele Ltd. 90,000 56,094

Africa Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS (95.23%) - (continued) Shares Fair Value
South Africa ( 89.11%)
Life Insurance (4.07%) - continued
Discovery Ltd. 12,000 $ 94,100
150,194
Marine Shipping ( 3.71% )
Grindrod Ltd. 160,000 136,713
Other Financial Services ( 1.84% )
Old Mutual Ltd. 100,000 67,654
Paper & Pulp Mills ( 1.51% )
Sappi Ltd. 19,000 55,507
Precious Metals ( 7.56% )
Anglo American Platinum Ltd. 1,100 42,676
Gold Fields Ltd. - ADR 8,200 140,712
Impala Platinum Holdings Ltd. 12,500 63,975
Sibanye Stillwater Ltd. 27,000 30,928
278,291
Renewable Energy Project Developers ( 0.46% )
Renergen Ltd.
(a)
35,000 16,817
Self-Storage Owners & Developers ( 2.58% )
Stor-Age Property REIT Ltd. 130,000 95,160
Specialty & Generic Pharmaceuticals ( 3.00% )
Aspen Pharmacare Holdings Ltd. 8,000 110,644
Specialty Apparel Stores ( 2.52% )
Mr. Price Group Ltd. 7,800 92,647
Wealth Management ( 3.32% )
Alexander Forbes Group Holdings Ltd. 170,000 62,080
PSG Konsult Ltd. 65,000 60,323
122,403
Wireless Telecommunications ( 3.75% )
MTN Group Ltd. - ADR 18,000 78,300
Vodacom Group Ltd. 10,700 60,062
138,362
Total South Africa 3,284,891
United Kingdom ( 4.07% )
Precious Metals ( 4.07% )
AngloGold Ashanti PLC 3,000 84,240
Endeavour Mining PLC 3,000 66,000
Total United Kingdom 150,240
Total Common Stocks (Cost $3,149,854) 3,510,394

Africa Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
MONEY MARKET FUNDS ( 2.32% ) Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional
Class, 5.19%
(b)
85,534 $ 85,534
Total Money Market Funds (Cost $85,534) 85,534
SOVEREIGN BONDS ( 2.39% )
Principal
Amount
South Africa (2.39%)
Republic of South Africa Government Bond, 6.25%, 3/8/2041 $ 100,000 87,966
Total Sovereign Bonds (Cost $90,771) 87,966
Total Investments — (99.94%)
    (Cost $3,326,159) 3,683,894
Other Assets in Excess of Liabilities (0.06%) 2,060
NET ASSETS — 100.00% $ 3,685,954
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Japan Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
COMMON STOCKS ( 94.34% ) Shares Fair Value
Japan ( 94.34% )
Alcoholic Beverages ( 1.51% )
Kirin Holdings Co. Ltd. 7,000 $ 98,971
Auto Parts ( 2.44% )
Bridgestone Corp. - ADR 4,000 81,640
DENSO Corp. 4,800 78,722
160,362
Automobiles ( 2.46% )
Honda Motor Co. Ltd. - ADR 1,400 45,220
Toyota Motor Corp. - ADR 600 116,130
161,350
Basic & Diversified Chemicals ( 2.31% )
Mitsubishi Gas Chemical Co., Inc. 8,000 151,252
Building Construction ( 3.78% )
Kajima Corp. 12,850 248,327
Building Maintenance Services ( 1.61% )
Taihei Dengyo Kaisha Ltd. 3,000 105,879
Commercial & Residential Building Equipment & Systems
( 2.21% )
Daikin Industries Ltd. 1,000 145,018
Commercial Finance ( 4.92% )
Kyushu Leasing Service Co. Ltd. 13,000 92,763
ORIX Corp. 9,500 229,820
322,583
Consumer Electronics ( 1.22% )
Sony Group Corp. - ADR 900 79,731
Courier Services ( 1.30% )
Yamato Holdings Co. Ltd. 7,000 85,022
Diversified Industrials ( 4.12% )
Hitachi Ltd. 12,500 270,105
Electrical Power Equipment ( 2.65% )
Meidensha Corp. 7,600 173,560
Electronics Components ( 3.53% )
Murata Manufacturing Co. Ltd. 3,000 66,749
Nidec Corp. 1,700 74,790
Taiyo Yuden Co. Ltd. 3,000 90,158
231,697
Exploration & Production ( 1.44% )
INPEX Corp. 6,100 94,201
Factory Automation Equipment ( 1.36% )
FANUC Corp. 3,000 88,947
Food & Beverage Wholesalers ( 1.24% )
Yamae Group Holdings Co. Ltd. 5,200 81,358

Commonwealth Japan Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS (94.34%) - (continued) Shares Fair Value
Japan ( 94.34%)
Food & Drug Stores ( 1.98% )
Sugi Holdings Company Ltd. 7,500 $ 129,602
Health Care Supplies ( 4.19% )
Hoya Corp. 2,200 275,685
Home Products Stores ( 2.24% )
Nitori Holdings Co. Ltd. 1,200 146,766
Infrastructure Construction ( 1.72% )
Takada Corp. 12,000 112,542
Integrated Electric Utilities ( 1.96% )
Kansai Electric Power Co., Inc. (The) 7,500 128,379
IT Services ( 3.84% )
INES Corp. 10,000 118,761
Otsuka Corp. 6,000 133,018
251,779
Life Insurance ( 6.56% )
Dai-ichi Life Holdings, Inc. 8,000 243,942
T&D Holdings, Inc. 10,000 187,472
431,414
Logistics Services ( 1.13% )
Nippon Express Holdings Co. Ltd. 1,500 74,227
Mass Merchants ( 1.37% )
Aeon Kyushu Co. Ltd. 4,500 90,092
Medical Devices ( 7.97% )
Asahi Intecc Co. Ltd. 16,000 253,664
Terumo Corp. 15,000 268,947
522,611
Multi Asset Class Owners & Developers ( 3.44% )
Mitsui Fudosan Co. Ltd. 9,000 93,246
Sumitomo Realty & Development Co. Ltd. 4,000 132,222
225,468
P&C Insurance ( 2.40% )
Sompo Holdings, Inc. 6,900 157,346
Personal Care Products ( 4.40% )
Kao Corp. 2,000 87,586
Unicharm Corp. 6,000 201,020
288,606
Semiconductor Manufacturing ( 1.59% )
Tokyo Electron Ltd. 500 104,632
Specialty Apparel Stores ( 2.52% )
Fast Retailing Co. Ltd. 600 165,403
Specialty Chemicals ( 2.03% )
Shin-Etsu Chemical Co. Ltd. 3,000 133,303

Commonwealth Japan Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS (94.34%) - (continued) Shares Fair Value
Japan ( 94.34%)
Transit Services ( 5.98% )
Daiichi Koutsu Sangyo Co. Ltd. 12,200 $ 67,082
East Japan Railway Co. 4,500 85,747
Hankyu Hanshin Holdings, Inc. 4,400 125,559
Keikyu Corp. 6,500 51,398
Tobu Railway Co. Ltd. 3,600 63,243
393,029
Wireless Telecommunications ( 0.92% )
KDDI Corp. 2,000 60,185
Total Common Stocks (Cost $3,835,270) 6,189,432
MONEY MARKET FUNDS ( 4.89% )
Federated Hermes Government Obligations Fund, Institutional
Class, 5.19%
(a)
320,613 320,613
Total Money Market Funds (Cost $320,613) 320,613
CORPORATE BONDS ( 3.97% )
Principal
Amount
United States (3.97%)
American Honda Finance Corp, 1.80%, 1/13/2031 $ 100,000 83,894
Toyota Motor Credit Corp, 2.15%, 2/13/2030 200,000 176,809
Total Corporate Bonds (Cost $260,261) 260,703
Total Investments — (103.20%)
    (Cost $4,416,144) 6,770,748
Liabilities in Excess of Other Assets (-3.20%) (210,169)
NET ASSETS — 100.00% $ 6,560,579
(a) Rate disclosed is the seven day effective yield as of July 31, 2024.
ADR - American Depositary Receipt

Commonwealth Global Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
COMMON STOCKS ( 99.54% ) Shares Fair Value
Denmark ( 2.96% )
Large Pharmaceuticals ( 2.96% )
Novo Nordisk A/S - ADR 4,000 $ 530,520
France ( 2.34% )
Basic & Diversified Chemicals ( 1.58% )
Arkema SA - ADR 3,130 283,171
Integrated Oils ( 0.76% )
Total S.A. - ADR 2,000 135,560
Total France 418,731
Germany ( 3.57% )
Diversified Industrials ( 3.57% )
Siemens AG - ADR 7,000 639,800
India ( 2.68% )
Banks ( 2.68% )
HDFC Bank Ltd. - ADR 8,000 480,080
Ireland ( 1.31% )
Building Materials ( 1.31% )
James Hardie Industries PLC - ADR
(a)
6,500 235,040
Israel ( 2.73% )
Application Software ( 2.73% )
NICE Ltd. - ADR
(a)
2,700 488,700
Japan ( 3.61% )
Auto Parts ( 0.34% )
Bridgestone Corp. - ADR 3,000 61,230
Consumer Electronics ( 1.98% )
Sony Group Corp. - ADR 4,000 354,360
Electronics Components ( 1.29% )
Nidec Corp. - ADR 21,000 231,000
Total Japan 646,590
Mexico ( 0.93% )
Wireless Telecommunications ( 0.93% )
America Movil S.A.B. de C.V., Class L - ADR 10,000 167,200

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS (99.54%) - (continued) Shares Fair Value
Norway ( 1.85% )
P&C Insurance ( 1.85% )
Gjensidige Forsikring ASA - ADR 20,000 $ 331,800
Panama ( 1.49% )
Airlines ( 1.49% )
Copa Holdings, SA, Class A 3,000 266,250
South Africa ( 2.25% )
Food & Drug Stores ( 2.25% )
Shoprite Holdings Ltd. - ADR 24,000 402,240
Switzerland ( 4.26% )
Large Pharmaceuticals ( 2.71% )
Roche Holding AG - ADR 12,000 486,120
Packaged Food ( 1.55% )
Nestlé SA - ADR 2,750 277,723
Total Switzerland 763,843
Taiwan Province of China
( 1.85% )
Semiconductor Manufacturing ( 1.85% )
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR 2,000 331,600
United Kingdom ( 9.42% )
Alcoholic Beverages ( 1.95% )
Diageo PLC - ADR 2,800 349,300
Electric Transmission & Dist ( 0.54% )
National Grid PLC - ADR 1,500 96,675
Large Pharmaceuticals ( 3.32% )
AstraZeneca PLC - ADR 7,500 593,625
Personal Care Products ( 2.40% )
Unilever PLC - ADR 7,000 429,800
Publishing ( 1.21% )
Pearson PLC - ADR 16,000 216,160
Total United Kingdom 1,685,560
United States ( 58.29% )
Agricultural Chemicals ( 0.85% )
CF Industries Holdings, Inc. 2,000 152,780

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS (99.54%) - (continued) Shares Fair Value
United States ( 58.29%)
Application Software ( 1.54% )
Adobe, Inc.
(a)
500 $ 275,825
Auto Parts ( 5.31% )
Miller Industries, Inc. 14,000 951,160
Automotive Retailers ( 5.72% )
Group 1 Automotive, Inc. 2,800 1,024,016
Communications Equipment ( 5.58% )
Apple, Inc. 4,500 999,360
Computer Hardware & Storage ( 5.68% )
NetApp, Inc. 8,000 1,015,840
Construction & Mining Machinery ( 2.32% )
Caterpillar, Inc. 1,200 415,440
Courier Services ( 0.68% )
FedEx Corp. 400 120,900
Defense ( 0.76% )
L3Harris Technologies, Inc. 600 136,134
Diversified Banks ( 2.50% )
JPMorgan Chase & Co. 2,100 446,880
Household Products ( 2.78% )
Procter & Gamble Co. (The) 3,100 498,356
Infrastructure Software ( 4.15% )
Crowdstrike Holdings, Inc., Class A
(a)
500 115,980
Microsoft Corp. 1,500 627,525
743,505
Integrated Electric Utilities ( 0.69% )
American Electric Power Co., Inc. 500 49,060
Southern Co. (The) 900 75,168
124,228
Integrated Oil & Gas ( 3.14% )
Chevron Corp. 3,500 561,645
Life Science & Diagnostics ( 4.62% )
Thermo Fisher Scientific, Inc. 1,350 828,009
Oil & Gas Equipment & Services ( 0.73% )
Schlumberger Ltd. 2,700 130,383
Oilfield Services & Equipment ( 0.80% )
Natural Gas Services Group, Inc.
(a)
7,000 142,520
Online Marketplace ( 1.57% )
Amazon.com, Inc.
(a)
1,500 280,470
Rail Freight ( 3.34% )
Norfolk Southern Corp. 2,400 598,944

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS (99.54%) - (continued) Shares Fair Value
United States ( 58.29%)
Refining & Marketing ( 0.81% )
Phillips 66 1,000 $ 145,480
Semiconductor Devices ( 2.28% )
Skyworks Solutions, Inc. 3,600 409,032
Video Games ( 1.35% )
Electronic Arts, Inc. 1,600 241,504
Waste Management ( 1.09% )
Republic Services, Inc. 1,000 194,320
Total United States 10,436,731
Total Common Stocks (Cost $7,591,144) 17,824,685
MONEY MARKET FUNDS ( 1.12% )
Federated Hermes Government Obligations Fund, Institutional
Class, 5.19%
(b)
200,499 200,499
Total Money Market Funds (Cost $200,499) 200,499
Total Investments — (100.66%)
    (Cost $7,791,643) 18,025,184
Liabilities in Excess of Other Assets (-0.66%) (117,651)
NET ASSETS — 100.00% $ 17,907,533
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.
ADR - American Depositary Receipt

Commonwealth Real Estate Securities Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
COMMON STOCKS ( 90.89% ) Shares Fair Value
Agricultural Producers ( 0.77% )
BrasilAgro - Company Brasileira de
Propriedades Agricolas - ADR 27,432 $ 128,382
Banks ( 1.10% )
Harleysville Financial Corp. 8,675 182,088
Building Construction ( 1.39% )
Kajima Corp. - ADR 11,900 230,946
Building Materials ( 11.83% )
James Hardie Industries PLC - ADR
(a)
25,000 904,000
Tecnoglass, Inc. 19,634 1,056,506
1,960,506
Cement & Aggregates ( 4.64% )
Cemex S.A.B. de C.V. - ADR 30,000 192,600
CRH PLC 2,500 214,250
Summit Materials, Inc., Class A
(a)
8,680 362,650
769,500
Commercial & Residential Building Equipment & Systems
( 5.98% )
Lennox International, Inc. 1,700 991,950
Data Center REITs ( 3.99% )
Digital Realty Trust, Inc. 3,368 503,482
Equinix, Inc. 200 158,048
661,530
Home Products Stores ( 3.85% )
Lowe's Cos., Inc. 2,600 638,326
Homebuilding ( 10.36% )
D.R. Horton, Inc. 4,000 719,720
Lennar Corp., Class A 3,200 566,176
NVR, Inc.
(a)
50 430,374
1,716,270
Hotel REITs ( 0.85% )
Ryman Hospitality Properties, Inc. 1,400 140,714
Hotels Resorts & Cruise Lines ( 3.73% )
InterContinental Hotels Group PLC - ADR 6,103 618,417
Industrial Machinery ( 2.13% )
Techtronic Industries Company Ltd. - ADR 5,500 352,605
Industrial REITs ( 6.01% )
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 15,200 498,104
Prologis, Inc. 2,000 252,100
STAG Industrial, Inc. 6,000 244,860
995,064
Infrastructure REITs ( 7.30% )
American Tower Corp., Class A 2,500 551,000

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS (90.89%) - continued Shares Fair Value
Infrastructure REITs (7.30%) - continued
Crown Castle International Corp. 2,000 $ 220,160
SBA Communications Corp., Class A 2,000 439,080
1,210,240
Mortgage Finance ( 3.44% )
Ladder Capital Corp. 10,000 120,000
Redwood Trust, Inc. 40,000 290,800
Starwood Property Trust, Inc. 8,000 159,600
570,400
Multi Asset Class REITs ( 1.56% )
WP Carey, Inc. 4,470 258,411
Residential Owners & Developers ( 0.92% )
Cyrela Brazil Realty SA - ADR 44,000 151,800
Residential REITs ( 2.47% )
AvalonBay Communities, Inc. 2,000 409,840
Retail REITs ( 3.35% )
Kite Realty Group Trust 9,000 221,940
National Retail Properties, Inc. 4,000 179,560
Simon Property Group, Inc. 1,000 153,440
554,940
Self-Storage REITs ( 3.59% )
Extra Space Storage, Inc. 2,500 399,050
Global Self Storage, Inc. 39,000 196,170
595,220
Specialized REITs ( 6.32% )
Charter Hall Education Trust 99,140 165,957
Gladstone Land Corp. 9,700 144,045
Iron Mountain, Inc. 7,200 738,433
1,048,435
Timber REITs ( 2.05% )
PotlatchDeltic Corp. 3,000 133,080
Weyerhaeuser Co. 6,500 206,440
339,520
Transport Operations & Services ( 3.26% )
Grupo Aeroportuario del Sureste S.A.B. de C.V.
- ADR 1,800 540,882
Total Common Stocks (Cost $6,797,306) 15,065,986
U.S. GOVERNMENT & AGENCIES ( 8.05% )
Principal
Amount Fair Value
Federal Home Loan Bank, 2.88% , 9/13/2024 $ 300,000 299,117
Federal Home Loan Banks, 0.50% , 4/14/2025 300,000 290,906
Federal National Mortgage Association, 0.88% , 8/5/2030 200,000 166,315
United States Treasury Note, 2.88% , 5/31/2025 200,000 196,744

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
U.S. GOVERNMENT & AGENCIES (8.05% ) - continued
Principal
Amount Fair Value
United States Treasury Note, 3.38% , 5/15/2033 $ 400,000 $ 380,562
Total U.S. Government & Agencies (Cost $1,331,167) 1,333,644
MONEY MARKET FUNDS ( 4.32% ) Shares
Federated Hermes Government Obligations Fund, Institutional
Class, 5.19%
(b)
715,675 715,675
Total Money Market Funds (Cost $715,675) 715,675
Total Investments — (103.26%)
    (Cost $8,844,148) 17,115,305
Liabilities in Excess of Other Assets (-3.26%) (540,224)
NET ASSETS — 100.00% $ 16,575,081
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust